Oct-04-05 01:33pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-155 P.003/003 F-883

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT/NYS

05067227

1-13726

NYSE

RECD S.E.C.
OCT 0 4 2005
1086

RECD S.E.C.
SEP 0 4 2005
1086

October 4, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CHESAPEAKE ENERGY CORPORATION, 6.25% Senior Notes due 2018 and guarantees thereof and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 4, 2005. Tentative listing date – October 6, 2005.

Sincerely,

PROCESSED
OCT 0 6 2005
THOMSON
FINANCIAL